11. Convertible Note Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Nov. 02, 2017	Nov. 01, 2017
Proceeds from convertible note payable	$ 300,000	$ 267,150
Repayment of convertible note	306,896	0
Auctus Notes [Member]
Convertible note balance	$ 0
Debt converted, shares issued	204,000
Debt converted, amount converted	$ 136,304
Debt converted, interest converted	22,144
Repayment of convertible note	$ 86,217
Auctus Note [Member]
Debt issuance date	Nov. 01, 2017
Debt face amount	$ 170,000
Debt stated interest rate	10.00%
Proceeds from convertible note payable		153,650
Debt maturity date	Nov. 01, 2018
Amortization of debt discount	$ 170,000
Derivative liability	0			$ 176,860
Unamortized discount				$ 170,000
Gain (loss) on change in derivative liability	$ 176,860	(6,860)
Auctus Amendment [Member]
Debt issuance date	Jun. 08, 2018
Debt face amount	$ 212,500
Loss on extinguishment of debt	$ (42,500)
EMA Note [Member]
Debt issuance date	Nov. 02, 2017
Debt face amount	$ 125,000
Debt stated interest rate	10.00%
Proceeds from convertible note payable		113,500
Debt maturity date	Nov. 02, 2019
Amortization of debt discount	$ 125,000
Derivative liability	0		$ 225,711
Unamortized discount			$ 125,000
Gain (loss) on change in derivative liability	$ 225,711	$ (100,711)
EMA Amendment [Member]
Debt issuance date	Jun. 08, 2018
Debt face amount	$ 156,250
Gain (loss) on change in derivative liability	(8,081)
Loss on extinguishment of debt	(31,250)
EMA Notes [Member]
Convertible note balance	$ 0
Debt converted, shares issued	32,000
Debt converted, amount converted	$ 26,550
Debt converted, interest converted	$ 2,250
July Power Up Note [Member]
Debt issuance date	Jul. 26, 2018
Debt face amount	$ 63,000
Debt stated interest rate	10.00%
Proceeds from convertible note payable	$ 60,000
Debt maturity date	Jul. 26, 2019
Convertible note balance	$ 0
August Power Up Note [Member]
Debt issuance date	Aug. 20, 2018
Debt face amount	$ 38,000
Debt stated interest rate	10.00%
Proceeds from convertible note payable	$ 35,000
Debt maturity date	Aug. 20, 2019
Repayment of convertible note	$ 133,242
Series 2018A Convertible Note [Member]
Debt issuance date	Dec. 31, 2018
Debt face amount	$ 205,000
Series 2018B Convertible Note [Member]
Debt face amount	150,000
Series 2018 Convertible Notes [Member]
Convertible note balance	355,000
Accrued interest	$ 5,692